Shareholders' equity - Dividends - Dividends paid (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders' equity [abstract]
Interim dividend, current year	€ 796	€ 796	€ 665	€ 532
Dividend, balance for prior year	1,061	1,064	1,064	1,064
Total dividends	€ 1,857	€ 1,860	€ 1,729	€ 1,596